Off balance sheet commitments and lease contracts	12 Months Ended
Dec. 31, 2021
Off balance sheet commitments and lease contracts
Off balance sheet commitments and lease contracts

Note 13 Off balance sheet commitments and lease contracts

13.1 OFF BALANCE SHEET COMMITMENTS AND CONTRACTUAL OBLIGATIONS

	Maturity and installments
As of December 31, 2021		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,311	–	16,811	23,500
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,073	5,073	–	–
Lease obligations (Note 13.2)	9,034	1,390	3,321	4,323
Asset retirement obligations (Note 12)	14,976	610	1,751	12,615
Contractual obligations recorded in the balance sheet	69,394	7,073	21,883	40,438
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,679	689	543	447
Purchase obligations	136,032	13,333	36,174	86,525
Contractual obligations not recorded in the balance sheet	137,711	14,022	36,717	86,972
TOTAL OF CONTRACTUAL OBLIGATIONS	207,105	21,095	58,600	127,410
Guarantees given to customs authorities	2,236	2,122	50	64
Guarantees given on borrowings	20,428	595	3,734	16,099
Guarantees related to sales of businesses	316	163	–	153
Guarantees of current liabilities	70	69	1	–
Guarantees to customers / suppliers	23,494	3,093	4,376	16,025
Letters of credit	2,993	2,869	122	2
Other operating commitments	21,138	3,058	1,594	16,486
TOTAL OF OTHER COMMITMENTS GIVEN	70,675	11,969	9,877	48,829
Assets received as collateral (security interests)	62	37	16	9
Sales obligations	92,555	7,565	33,271	51,719
Other commitments received	22,326	17,285	1,755	3,286
TOTAL OF COMMITMENTS RECEIVED	114,943	24,887	35,042	55,014
Of which commitments given relating to joint ventures	33,373	253	7,353	25,767
Of which commitments given relating to associates	34,491	727	9,110	24,654

	Maturity and installments
As of December 31, 2020		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	48,705	–	22,745	25,960
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,674	4,674	–	–
Lease obligations (Note 13.2)	8,943	1,207	3,178	4,558
Asset retirement obligations (Note 12)	15,368	463	1,840	13,065
Contractual obligations recorded in the balance sheet	77,690	6,344	27,763	43,583
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,745	704	626	415
Purchase obligations	143,177	11,719	39,126	92,332
Contractual obligations not recorded in the balance sheet	144,922	12,423	39,752	92,747
TOTAL OF CONTRACTUAL OBLIGATIONS	222,612	18,767	67,515	136,330
Guarantees given to customs authorities	2,312	2,189	60	63
Guarantees given on borrowings	14,164	746	3,660	9,758
Guarantees related to sales of businesses	333	179	–	154
Guarantees of current liabilities	147	68	56	23
Guarantees to customers / suppliers	19,182	2,603	1,853	14,726
Letters of credit	2,432	2,297	135	–
Other operating commitments	23,879	3,224	3,002	17,653
TOTAL OF OTHER COMMITMENTS GIVEN	62,449	11,306	8,766	42,377
Assets received as collateral (security interests)	77	28	24	25
Sales obligations	80,521	7,001	29,362	44,158
Other commitments received	20,401	15,270	1,474	3,657
TOTAL OF COMMITMENTS RECEIVED	100,999	22,299	30,860	47,840
Of which commitments given relating to joint ventures	34,920	644	7,288	26,988
Of which commitments given relating to associates	51,795	999	8,664	42,132

	Maturity and installments
As of December 31, 2019		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,931	–	19,888	21,043
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,331	5,331	–	–
Lease obligations (Note 13.2)	7,465	1,202	2,883	3,380
Asset retirement obligations (Note 12)	14,492	617	3,153	10,722
Contractual obligations recorded in the balance sheet	68,219	7,150	25,924	35,145
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	2,077	536	879	662
Purchase obligations	147,516	10,763	38,189	98,564
Contractual obligations not recorded in the balance sheet	149,593	11,299	39,068	99,226
TOTAL OF CONTRACTUAL OBLIGATIONS	217,812	18,449	64,992	134,371
Guarantees given to customs authorities	2,012	1,876	17	119
Guarantees given on borrowings	14,510	306	7,372	6,832
Guarantees related to sales of businesses	331	163	16	152
Guarantees of current liabilities	172	79	60	33
Guarantees to customers / suppliers	12,318	1,435	2,169	8,714
Letters of credit	2,786	2,768	18	–
Other operating commitments	22,055	3,240	1,202	17,613
TOTAL OF OTHER COMMITMENTS GIVEN	54,184	9,867	10,854	33,463
Assets received as collateral (security interests)	85	23	37	25
Sales obligations	93,441	7,135	31,330	54,976
Other commitments received	22,358	16,845	1,705	3,808
TOTAL OF COMMITMENTS RECEIVED	115,884	24,003	33,072	58,809
Of which commitments given relating to joint ventures	39,055	461	11,822	26,772
Of which commitments given relating to associates	31,465	913	8,381	22,171

A.    Contractual obligations

Debt obligations

“Non-current debt obligations” are included in the items “Non-current financial debt” and “Non-current financial assets” of the Consolidated Balance Sheet. It includes the non-current portion of swaps hedging bonds and excludes non-current lease obligations of $7,644 million.

The current portion of non-current debt is included in the items “Current borrowings”, “Current financial assets” and “Other current financial liabilities” of the Consolidated Balance Sheet. It includes the current portion of swaps hedging bonds and excludes the current portion of lease obligations of $1,390 million.

The information regarding contractual obligations linked to indebtedness is presented in Note 15 to the Consolidated Financial Statements.

Lease contracts

The information regarding leases is presented in Note 13.2 to the Consolidated Financial Statements.

Asset retirement obligations

This item represents the discounted present value of Exploration & Production and Integrated Gas, Renewables & Power asset retirement obligations, primarily asset removal costs at the completion date. The information regarding contractual obligations linked to asset retirement obligations is presented in Note 12 to the Consolidated Financial Statements.

Purchase obligations

Purchase obligations are obligations under contractual agreements to purchase goods or services, including capital projects. These obligations are enforceable and legally binding on the company and specify all significant terms, including the amount and the timing of the payments.

These obligations mainly include: unconditional hydrocarbon purchase contracts (except where an active, highly-liquid market exists and when the hydrocarbons are expected to be re-sold shortly after purchase) in the Integrated Gas, Renewables & Power segment, reservation of transport capacities in pipelines, unconditional exploration works and development works in the Exploration & Production segment, and contracts for capital investment projects in the Refining & Chemicals segment.

B.    Other commitments given

Guarantees given to customs authorities

These consist of guarantees given by TotalEnergies to customs authorities in order to guarantee the payments of taxes and excise duties on the importation of oil and gas products, mostly in France.

Guarantees given on borrowings

TotalEnergies guarantees bank debt and lease obligations of certain non-consolidated subsidiaries and equity affiliates. Maturity dates vary, and guarantees will terminate on payment and/or cancellation of the obligation. A payment would be triggered by failure of the guaranteed party to fulfill its obligation covered by the guarantee, and no assets are held as collateral for these guarantees. As of December 31, 2021, the maturities of these guarantees are up to 2053.

As of December 31, 2021, the guarantees provided by TotalEnergies SE in connection with the financing of the Ichthys LNG project amount to $4,860 million. As of December 31, 2020, the guarantees amounted to $4,912 million.

As of December 31, 2021, the guarantees provided by TotalEnergies SE in connection with the financing of the Mozambique LNG project amount to $4,600 million.

As of December 31, 2021, the guarantees provided by TotalEnergies SE in connection with the financing of the Yamal LNG project amount to $3,469 million. As of December 31, 2020, the guarantees amounted to $3,250 million.

As of December 31, 2021, guarantees provided by TotalEnergies SE in connection with the financing of the Bayport Polymers LLC project, amount to $1,820 million as in 2020.

As of December 31, 2021, TotalEnergies SE has confirmed guarantees for TotalEnergies Refining Saudi Arabia SAS shareholders' advances for an amount of $1,120 million.As of December 31, 2020, the guarantees amounted to $1,164 million.

As of December 31, 2021, the guarantees provided by TotalEnergies SE in connection with the financing of the Arctic LNG2 project amount to $1,076 million.

As of December 31, 2021, the guarantee given in 2008 by TotalEnergies SE in connection with the financing of the Yemen LNG project amounts to $509 million as in 2020.

Indemnities related to sales of businesses

In the ordinary course of business, TotalEnergies executes contracts involving standard indemnities for the oil industry and indemnities specific to transactions such as sales of businesses. These indemnities might include claims against any of the following: environmental, tax and shareholder matters, intellectual property rights, governmental regulations and employment-related matters, and commercial contractual relationships. Performance under these indemnities would generally be triggered by a breach of terms of the contract or by a third party claim. TotalEnergies regularly evaluates the probability of having to incur costs associated with these indemnities.

Other guarantees given

Non-consolidated subsidiaries

TotalEnergies also guarantees the current liabilities of certain non-consolidated subsidiaries. Performance under these guarantees would be triggered by a financial default of the entity.

Operating agreements

As part of normal ongoing business operations and consistent with generally accepted industry practices, TotalEnergies enters into numerous agreements with other parties. These commitments are often entered into for commercial purposes, for regulatory purposes or for other operating agreements.

C.    Commitments received

Sales obligations

These amounts represent binding obligations to sell goods, including in particular hydrocarbon sales contracts (except where an active, highly-liquid market exists and when the volumes are expected to be re-sold shortly after purchase).

13.2 LEASE CONTRACTS

Accounting principles

A lease contract is a contract that grants lessee the right to use an identified asset for a specified period of time in exchange for consideration. At lease inception, an asset corresponding to right of use and a debt are recognized in the lessee’s balance sheet. Carrying value of right of use corresponds to present value of future lease payments plus any direct costs incurred for concluding the contract. Lease debt is recorded as a liability in the balance sheet under financial debts. Rights of use are depreciated over the useful lives applied by TotalEnergies.

Leases that are of short duration or that relate to low value assets are not recorded in the balance sheet, in accordance with the exemptions in the standard. They are presented as off-balance sheet commitments.

➢ First-time application of IFRS 16 "Leases"

As part of the first application of IFRS 16 "Leases" as of January 1, 2019, TotalEnergies.:

-

applied the simplified retrospective transition method, accounting for the cumulative effect of the initial application of the standard at the date of first application, without restating the comparative periods;

-

used the following simplification measures provided by the standard in the transitional provisions:

o

exclusion of contracts that TotalEnergies. had not previously identified as containing a lease under IAS 17 and IFRIC 4,

o

exclusion of leases whose term ends within 12 months of the date of first application;

-

recognized each lease component as a separate lease, separately from non-lease components of the lease (services);

-

applied the two exemptions of the standard on short-term leases and leases of low-value assets.

The impact of the application of this standard as at January 1, 2019 is $5,698 million on fixed assets, $(5,505) million on net debt and $(193) million on other assets and liabilities. The weighted average incremental borrowing rate of 4.5% at transition date was determined on the basis of the initial duration of the contracts.

In 2019, the impact on fixed assets was broken down as follows:

(M$)
Right of use of buildings	2,278
Right of use of machinery, plant and equipment (including transportation equipment)	2,632
Other right of use	788
TOTAL	5,698

TotalEnergies mainly leases real estate, retail stations, ships, and other equipment (see Note 7 to the Consolidated Financial Statements).

The future minimum lease payments on leases to which TotalEnergies is committed are as follows:

For the year ended December 31, 2021		Leases recorded in
(M$)	Exempted contracts	balance sheet
2022	689	1,835
2023	194	1,347
2024	136	1,199
2025	111	1,097
2026	102	1,021
2027 and beyond	447	6,017
Total minimum payments	1,679	12,516
Less financial expenses		(3,482)
Nominal value of contracts		9,034
Less current portion of lease contracts (note 15)		(1,390)
Non-current lease liabilities		7,644

For the year ended December 31, 2020		Leases recorded in
(M$)	Exempted contracts	balance sheet
2021	704	1,659
2022	252	1,366
2023	159	1,117
2024	118	1,022
2025	97	964
2026 and beyond	415	6,325
Total minimum payments	1,745	12,453
Less financial expenses		(3,510)
Nominal value of contracts		8,943
Less current portion of lease contracts (note 15)		(1,207)
Non-current lease liabilities		7,736

For the year ended December 31, 2019		Leases recorded in
(M$)	Exempted contracts	balance sheet
2020	536	1,586
2021	360	1,228
2022	212	1,019
2023	162	835
2024	145	766
2025 and beyond	662	4,757
Total minimum payments	2,077	10,191
Less financial expenses		(2,726)
Nominal value of contracts		7,465
Less current portion of lease contracts (note 15)		(1,202)
Non-current lease liabilities		6,263

For the year ended December 31, 2021, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments is $487million and $242 million, respectively.

For the year ended December 31, 2020, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments was $600 million and $162 million, respectively.

For the year ended December 31, 2019, rental expense recorded in the income statement and incurred under short team leases or low value assets leases and under variable lease payments was $366 million and $132 million, respectively.

Other information required on lease debts, notably their maturity, is presented in Note 15 to the consolidated financial statements.